Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

Note 17. Leases

The Company has one operating lease in Copenhagen, Denmark.

As a result of the lease accounting of IFRS 16, the Company has capitalized the only right-of-use asset being the domicile lease. Upon implementation on January 1, 2018, the Company has recognized a liability to make lease payments (i.e. the lease liabilities) of $0.2 million and an asset representing the right to use the underlying asset during the lease term (i.e. the right-to-use asset) of $0.2 million. The liability was measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of the standard adoption date of January 1, 2018. The Company applied an incremental borrowing rate of 3.8%. For the years ended December 31, 2018, 2019 and 2020, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

In October, 2020 the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. The commencement date for the lease is February 01, 2021 and will continue for a term of 10 years. The agreement contains an early termination provision which would trigger a termination fee of $2.7 million. The initial monthly payment is $28,800, which consist of $12,000 for the office space, and $16,800 for the laboratory space and through-out the term, the lease is subject to increases ranging from 2-4% on the annual lease payment amount.

We also occupied an office space in New York, New York, United States. The terms of the lease agreement included a 13 month occupancy period from January 2, 2020 through January 31, 2021. A termination notice was provided in November 2020 and the lease and occupancy terminated on January 31, 2021.

For the years ended December 31, 2020, 2019 and 2018, the expense related to variable lease payments not included in the lease liabilities was immaterial and was recognized in operating expense.

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At December 31, 2019	$35	$36
Additions	54	54
Depreciation	(73)	—
Interest Expense	—	—
Payments	4	(74)
Translation	—	4
At December 31, 2020	$20	$20

	Right-of-Use Asset	Lease liabilities

	(USD in thousands)
At January 1, 2019	$92	$99
Additions	12	12
Depreciation	(67)	—
Interest Expense	—	2
Payments	—	(75)
Translation	(2)	(2)
At December 31, 2019	$35	$36

The total cash outflow for leases was $0.2 million in 2020, and $0.0 million in 2019.